LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Summary of long-term debt

The following table presents GFL’s long-term debt for the periods indicated:

	December 31, 2023	December 31, 2022
Revolving credit facility	$184.9	$771.8
Term Loan A Facility	—	500.0
Term Loan B Facility	961.8	1,742.7
Notes(1)
4.250% USD senior secured notes (“4.250% 2025 Secured Notes”)(2)	661.3	677.2
3.750% USD senior secured notes (“3.750% 2025 Secured Notes”)(3)	992.0	1,015.8
5.125% USD senior secured notes (“5.125% 2026 Secured Notes”)(4)	661.3	677.2
3.500% USD senior secured notes (“3.500% 2028 Secured Notes”)(5)	992.0	1,015.8
6.750% USD senior secured notes (“6.750% 2031 Secured Notes”)(6)	1,322.6	—
4.000% USD senior notes (“4.000% 2028 Notes”)(7)	992.0	1,015.8
4.750% USD senior notes (“4.750% 2029 Notes”)(8)	992.0	1,015.8
4.375% USD senior notes (“4.375% 2029 Notes”)(9)	727.4	744.9
Other	347.3	75.0
Subtotal	8,834.6	9,252.0
Discount	(9.6)	(5.5)
Derivative liability	90.9	79.9
Deferred finance costs	(79.0)	(59.6)
Total long-term debt	8,836.9	9,266.8
Less: Current portion of long-term debt	9.7	17.9
Non-current portion of long-term debt	$8,827.2	$9,248.9

Total long-term debt	8,836.9	9,266.8
Less: Derivative asset	(20.0)	(58.3)
Total long-term debt, net of derivative asset	$8,816.9	$9,208.5

(1)	Refer to Note 20 for additional information on the hedging arrangements related to the Notes.
(2)	The 4.250% 2025 Secured Notes bear interest semi-annually which commenced on December 1, 2020 with principal maturing on June 1, 2025.
(3)	The 3.750% 2025 Secured Notes bear interest semi-annually which commenced on February 1, 2021 with principal maturing on August 1, 2025.
(4)	The 5.125% 2026 Secured Notes bear interest semi-annually which commenced on December 15, 2019 with principal maturing on December 15, 2026.
(5)	The 3.500% 2028 Secured Notes bear interest semi-annually which commenced on September 1, 2021 with principal maturing on September 1, 2028.
(6)	The 6.750% 2031 Secured Notes bear interest semi-annually commencing on January 15, 2024 with principal maturing on January 15, 2031.
(7)

The 4.000% 2028 Notes are comprised of US$500.0 million of initial notes and US$250.0 million of additional notes. The initial notes and additional notes bear interest semi-annually which commenced on February 1, 2021 and February 1, 2022, respectively. The total principal matures on August 1, 2028.

(8)	The 4.750% 2029 Notes bear interest semi-annually which commenced on December 15, 2021 with principal maturing on June 15, 2029.
(9)	The 4.375% 2029 Notes bear interest semi-annually which commenced on February 15, 2022 with principal maturing on August 15, 2029.

Schedule of changes in long-term debt arising from financing activities

The following table presents GFL’s opening balances of long-term debt reconciled to closing balances:

	December 31, 2023	December 31, 2022
Balance, beginning of year	$9,266.8	$8,001.8
Cash flows
Issuance of long-term debt	4,972.3	1,656.4
Repayment of long-term debt	(5,365.1)	(904.5)
Payment of financing costs	(38.2)	(2.7)
Long-term debt via business combinations	182.5	73.3
Proceeds from termination of swap instrument	17.3	—
Non-cash changes
Accrued interest and other non-cash changes	7.4	16.0
Revaluation of foreign exchange	(217.1)	504.3
Fair value movements on cash flow hedges	11.0	(77.8)
Balance, end of year	$8,836.9	$9,266.8

Schedule of maturities	The following table presents GFL’s principal future payments on long-term debt:

2024	$9.7
2025	1,680.6
2026	855.8
2027	999.0
2028	2,247.5
Thereafter	3,042.0
$8,834.6